Application Of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application Of New and Revised International Financial Reporting Standards (“IFRS”)
The adoption of the following IFRS amendments did not have a material effect on the Group’s consolidated financial statements and related disclosures for the fiscal year ended 30 June 2023.
Effective for annual periods beginning on or after January 2022:
•Amendments to Annual Improvements to IFRS Standards 2018-2020
•Amendments to IFRS 3: Business Combinations
•Amendments to IAS 16: Property, Plant and Equipment
•Amendments to IAS 37: Provisions, Contingent Liabilities and Contingent Assets
•Amendments to IAS 12: Income taxes - International Tax Reform—Pillar Two Model Rules
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
New and amended accounting standards that have been issued but are not yet effective
    The following new or amended standards and interpretations are applicable in future periods but are not expected to have a material impact on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2023:
•IFRS 17 - Insurance Contracts
•Amendments to IFRS 17: Insurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information
•Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
•Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
•Amendments to IAS 8: Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
•Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Effective for annual periods beginning on or after January 2024:
•Amendment to IFRS 16: Subsequent measurement requirements for sale and leaseback transactions